SCHEDULE OF DIRECT COST AND OUTSTANDING PAYABLE (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2023 HKD ($)
Concentration Risk [Line Items]
Operating cost	$ 420,255	$ 3,277,990	$ 3,470,340	$ 914,241	$ 7,131,084	$ 8,629,996
Accounts payable	$ 26,380			$ 35,868		1,339,045	$ 205,767	$ 279,767
Vendor A [Member]
Concentration Risk [Line Items]
Operating cost		$ 516,131
Accounts payable							$ 205,767
Vendor A [Member] | Accounts Payable [Member] | Vendor Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.00%	15.00%
Vendor Ranger [Member]
Concentration Risk [Line Items]
Operating cost						2,973,970
Accounts payable						$ 1,275,045
Vendor Ranger [Member] | Accounts Payable [Member] | Vendor Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage						40.00%